Equity (Details) $ / shares in Units, $ in Thousands						6 Months Ended
	Jun. 15, 2021 USD ($)	May 04, 2021 $ / shares	Mar. 22, 2021 USD ($)	Feb. 26, 2021 $ / shares	Dec. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) Vote $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Equity [Abstract]
Share capital						$ 11,083		$ 10,667
Shares outstanding (in shares) | shares					5,069,200	110,833,204
Nominal value per share (in dollars per share) | $ / shares					$ 33	$ 0.10
Voting right per share | Vote						1
Purchase of ordinary shares (in shares) | shares					661,200
Gross proceeds					$ 167,000
Net proceeds					$ 161,000
Liability reclassified to equity						$ 9,000
New shares issued to employees (in shares) | shares						141,482
Treasury shares held (in shares) | shares						0
Increase (decrease) in treasury shares (in shares) | shares						0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date						Feb. 26, 2021
Dividend paid date						Mar. 22, 2021
Dividend declared and paid (in dollars per share) | $ / shares				$ 0.42
Dividends paid			$ 46,500
First Quarter [Member]
Equity [Abstract]
Dividend declaration date						May 04, 2021
Dividend paid date						Jun. 15, 2021
Dividend declared and paid (in dollars per share) | $ / shares		$ 0.43
Dividends paid	$ 47,700
Algonquin [Member]
Equity [Abstract]
Ownership interest					44.20%	44.20%
Purchase of ordinary shares (in shares) | shares					4,020,860
Gross proceeds					$ 133,000
Dividends paid to non-controlling interests						$ 8,500	$ 8,800